EMPLOYEE BENEFITS - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 15,121
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	4,025
2018 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,350
2018 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	41
2019 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,401
2019 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	41
2020 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,596
2020 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	42
2021 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,960
2021 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	42
2022 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,725
2022 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	3,262
Beyond 2022 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	7,089
Beyond 2022 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 597